Subsequent Events (Details Narrative) - Subsequent Event [Member]					4 Months Ended
	Dec. 25, 2020 USD ($)	Dec. 15, 2020 USD ($)	Nov. 04, 2020 USD ($)	Oct. 22, 2020 USD ($)	Jan. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 25, 2020 CNY (¥)	Dec. 15, 2020 CNY (¥)	Dec. 10, 2020 USD ($)	Nov. 04, 2020 CNY (¥)	Oct. 22, 2020 CNY (¥)
Shenzhen Qianhai WeBank Co., Ltd [Member]
Loans payable				$ 200,000
Debt instrument, term				2 years
Debt maturity date, description				Maturity date on October 22, 2022
Interest rate				14.40%								14.40%
Xinchang Small Loan Co. Ltd [Member]
Loans payable			$ 146,987
Debt instrument, term			1 year
Debt maturity date, description			Maturity date on November 3, 2021
Interest rate			15.33%								15.33%
Qishang Bank Co., Ltd [Member]
Loans payable		$ 400,000								$ 1,900,000
Debt instrument, term		3 years
Debt maturity date, description		Maturity date on December 13, 2023
Interest rate		6.65%							6.65%
Qishang Bank Co., Ltd [Member] | December 9, 2021 [Member]
Loans payable		$ 10,000,000
Taizhongyin Finance Lease (Suzhou) Co. Ltd [Member]
Loans payable	$ 300,000
Debt instrument, term	2 years
Debt maturity date, description	Lease maturity date on December 24, 2022.
Interest rate	7.00%							7.00%
RMB [Member] | Shenzhen Qianhai WeBank Co., Ltd [Member]
Loans payable | ¥												¥ 1,500,000
RMB [Member] | Xinchang Small Loan Co. Ltd [Member]
Loans payable | ¥											¥ 1,000,000
RMB [Member] | Qishang Bank Co., Ltd [Member]
Loans payable									¥ 3,000,000	$ 13,000,000
RMB [Member] | Qishang Bank Co., Ltd [Member] | December 9, 2021 [Member]
Loans payable | ¥									¥ 150,000
RMB [Member] | Taizhongyin Finance Lease (Suzhou) Co. Ltd [Member]
Loans payable | ¥								¥ 2,300,000
PRC Banks [Member]
Repayments of loan					$ 406,665
Line of credit						$ 800,000
PRC Banks [Member] | RMB [Member]
Line of credit | ¥							¥ 5,500,000